Voya Separate Portfolios Trust

Voya Target In-Retirement Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

Voya Target Retirement 2065 Fund

(collectively, the "Funds")

Supplement dated May 2, 2023

to the Funds' Class A, Class I, Class R, and Class R6 Shares' Prospectus,

dated September 30, 2022, as supplemented

(the "Prospectus")

Effective May 1, 2023, Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds. In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya Investment Management Co. LLC.

1.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for the Funds are removed from the Prospectus.

2.Effective immediately, the Prospectus is revised as follows:

a)The sub-sections of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Summary Sections for Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, and Voya Target Retirement 2055 Fund are deleted in their entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 09/19)
Paul Zemsky, CFA
Portfolio Manager (since 12/12)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 09/19)

b)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Target Retirement 2060 Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 09/19)
Paul Zemsky, CFA
Portfolio Manager (since 12/15)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 09/19)

c)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Target Retirement 2065 Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/20)
Paul Zemsky, CFA
Portfolio Manager (since 05/20)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/20)

d)The table in the sub-section of the Prospectus entitled "Management of the Funds – The Sub- Adviser and Portfolio Managers – Individual Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio	Investment	Fund	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya IM	Voya Target In-Retirement Fund	Mr. Blair, Portfolio Manager, joined
Blair,		Voya Target Retirement 2025 Fund	Voya IM in 2015 and is Head of
CFA, CAIA		Voya Target Retirement 2030 Fund	Manager Research and Selection for
		Voya Target Retirement 2035 Fund	Multi-Asset Strategies and Solutions
		Voya Target Retirement 2040 Fund	("MASS"). He is responsible for
		Voya Target Retirement 2045 Fund	manager research and selection
		Voya Target Retirement 2050 Fund	activities across all asset classes for
		Voya Target Retirement 2055 Fund	the MASS group's multi-manager
		Voya Target Retirement 2060 Fund	products. Prior to joining Voya IM, Mr.
		Voya Target Retirement 2065 Fund	Blair was an analyst at Wells Fargo,
focusing on research and due
diligence of equity, real estate, and
multi-asset managers. Prior to that,
he was an analyst with Fidelity
Investments, covering equity and real
estate managers. Mr. Blair began his
career as a consultant with FactSet
Research Systems where he worked

closely with equity, fixed income, and
real estate research teams.
Barbara	Voya IM	Voya Target In-Retirement Fund	Ms. Reinhard, Portfolio Manager,
Reinhard,		Voya Target Retirement 2025 Fund	joined Voya IM in 2016 and is the
CFA		Voya Target Retirement 2030 Fund	head of asset allocation for Multi-
		Voya Target Retirement 2035 Fund	Asset Strategies and Solutions
		Voya Target Retirement 2040 Fund	("MASS"). She is responsible for
		Voya Target Retirement 2045 Fund	strategic and tactical asset allocation
		Voya Target Retirement 2050 Fund	decisions for the MASS team's multi-
		Voya Target Retirement 2055 Fund	asset strategies. Prior to joining Voya
		Voya Target Retirement 2060 Fund	IM, Ms. Reinhard was the chief
		Voya Target Retirement 2065 Fund	investment officer for Credit Suisse
Private Bank in the Americas (2011-
2016) where she managed
discretionary multi-asset portfolios,
was a member of the global asset
allocation committee, and the
pension investment committee. Prior
to that, she spent 20 years at Morgan
Stanley.
Paul	Voya IM	Voya Target In-Retirement Fund	Mr. Zemsky, Portfolio Manager and
Zemsky,		Voya Target Retirement 2025 Fund	Chief Investment Officer of Voya IM's
CFA		Voya Target Retirement 2030 Fund	Multi-Asset Strategies, joined Voya IM
		Voya Target Retirement 2035 Fund	in 2005 as head of derivative
		Voya Target Retirement 2040 Fund	strategies. Mr. Zemsky will no longer
		Voya Target Retirement 2045 Fund	serve as a Portfolio Manager for the
		Voya Target Retirement 2050 Fund	Funds effective on or about
		Voya Target Retirement 2055 Fund	December 31, 2023.
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Separate Portfolios Trust

Voya Target In-Retirement Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

Voya Target Retirement 2065 Fund

(collectively, the "Funds")

Supplement dated May 2, 2023

to the Funds' Class A, Class I, Class R, and Class R6 Shares' Statement of Additional Information, dated September 30, 2022 (the "SAI")

Effective May 1, 2023, Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds. In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya Investment Management Co. LLC.

1.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for the Funds are removed from the SAI.

2.Effective immediately, the SAI is revised as follows:

a)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA2	0	$0	0	$0	0	$0

2As of December 31, 2022.

b)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Voya Target Retirement 2025 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2030 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2035 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2040 Fund

Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2045 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2050 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2055 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2060 Fund
Lanyon Blair, CFA, CAIA1	None

Voya Target Retirement 2065 Fund
Lanyon Blair, CFA, CAIA1	None

1As of December 31, 2022.

c)The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" are amended to include the following:

Voya Target Retirement 2025 Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000
1 As of December 31, 2022.

Voya Target Retirement 2035 Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000
1 As of December 31, 2022.

Voya Target Retirement 2045 Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000
1 As of December 31, 2022.

Voya Target Retirement 2050 Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	None
1 As of December 31, 2022.

Voya Target Retirement 2055 Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000
1 As of December 31, 2022.

Voya Target In-Retirement Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1	$1-$10,000

1 As of December 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE